Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Revenue
An analysis of revenue is as follows:

	2020	2019	2018
	RMB million	RMB million	RMB million
Revenue from contracts with customers	58,470	120,796	115,210
Revenue from other sources
Rental income	257	190	68

	58,727	120,986	115,278

Revenue from contracts with customers

(i)	Disaggregated revenue information
For the year ended December 31, 2020

	Airline
	transportation	Other
Segments	operations	operations	Total
	RMB million	RMB million	RMB million
Types of goods or services
Traffic revenues
- Passenger	49,215	—	49,215
- Cargo and mail	4,895	—	4,895
Tour operations income	—	14	14
Ground service income	818	—	818
Commission income	2,206	—	2,206
Others	1,034	288	1,322

Total revenue from contracts with customers	58,168	302	58,470

Geographical markets
Domestic (the PRC, excluding Hong Kong, Macau and Taiwan)	44,920	302	45,222
International	12,759	—	12,759
Regional (Hong Kong, Macau and Taiwan)	489	—	489

Total revenue from contracts with customers	58,168	302	58,470

For the year ended December 31, 2019

	Airline
	transportation	Other
Segments	operations	operations	Total
	RMB million	RMB million	RMB million
Types of goods or services
Traffic revenues
- Passenger	110,416	—	110,416
- Cargo and mail	3,826	—	3,826
Tour operations income	—	878	878
Ground service income	1,180	—	1,180
Commission income	2,485	—	2,485
Others	1,269	742	2,011

Total revenue from contracts with customers	119,176	1,620	120,796

Geographical markets
Domestic (the PRC, excluding Hong Kong, Macau and Taiwan)	78,248	1,620	79,868
International	37,082	—	37,082
Regional (Hong Kong, Macau and Taiwan)	3,846	—	3,846

Total revenue from contracts with customers	119,176	1,620	120,796

Set out below is the reconciliation of the revenue from contracts with customers to the amounts disclosed in the segment information:
For the year ended December 31, 2020

Segments	Airline transportation operations RMB million	Other operations RMB million	Total RMB million
Revenue from contracts with customers
External customers	58,168	302	58,470
Intersegment sales	—	1,499	1,499

Intersegment adjustment and eliminations	—	(1,499)	(1,499)

Total revenue from contracts with customers	58,168	302	58,470

For the year ended December 31, 2019

Segments	Airline transportation operations RMB million	Other operations RMB million	Total RMB million
Revenue from contracts with customers
External customers	119,176	1,620	120,796
Intersegment sales	—	2,052	2,052

Intersegment adjustment and eliminations	—	(2,052)	(2,052)

Total revenue from contracts with customers	119,176	1,620	120,796

Schedule of Revenue Recognized in Current Reporting Period that were Included in Contract Liabilities
The following table shows the amount of revenue recognized in the current reporting period that was included in the contract liabilities at the beginning of the reporting period:

	2020 RMB million	2019 RMB million
Revenue recognized that was included in contract liabilities at the beginning of the year:
Passenger transportation services	6,699	7,216

Summary of Contract Liabilities Activity	The table below presents the activity of the contract liabilities for frequent flyer program.

	2020 RMB million	2019 RMB million
At January 1	2,245	2,286
Deferred during the year	843	1,613
Recognized as revenue during the year	(1,122)	(1,654)

At December 31	1,966	2,245
Less: the related pending output value added tax therein	185	188

	1,781	2,057